Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized holding gains (losses) arising during the period related to investment securities available for sale, tax	$ (25)	$ 1